Employee Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Curtailment gain				$ (1.7)
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost		1	3	3	3
Interest cost	10	9	36	41	42
Expected return on assets	(12)	(11)	(45)	(45)	(47)
Recognized actuarial net (gain) loss	3	3	14	11	6
Special termination benefits				1	1
Net periodic benefit cost (credit)	1	2	8	10	5
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			1	1	1
Interest cost	1	1	4	6	8
Recognized actuarial net (gain) loss	(2)	(2)	(7)	(7)	(4)
Amortization of prior service credit			(2)
Special termination benefits					1
Curtailment gain				(2.0)
Net periodic benefit cost (credit)	$ (1)	$ (1)	$ (4)	$ (2)	$ 6